Transactions in soles	12 Months Ended
Dec. 31, 2023
Transactions in soles
Transactions in soles

5.    Transactions in soles

Transactions in soles are completed using exchange rates published by the Superintendent of Banks, Insurance and A.F.P. As of December 31, 2023, the exchange rates for U.S. dollars published by this Institution were US$0.2699 for buying and US$0.2693 for selling (US$0.2626 for buying and US$0.2618 for selling as of December 31, 2022) and have been applied by the Group for the assets and liabilities accounts, respectively.

As of December 31, 2023, and 2022, the Group presents the following assets and liabilities originally denominated in soles by its equivalent in U. S. dollars:

	2023	2022
	US$(000)	US$(000)

Assets
Cash and cash equivalents	12,124	8,822
Trade and other receivables	749,980	731,367
Income tax credit	16,985	28,046
	779,089	768,235

Liabilities
Trade and other payables	(94,487)	(84,552)
Provisions	(16,085)	(25,336)
Income tax payable	(6,186)	(2,365)
	(116,758)	(112,253)
Net asset position	662,331	655,982

For the year-ended December 31, 2023, the Group recognized a gain for exchange rate of approximately US$19,375,000 (gain in exchange rate of US$26,871,000 for the year ended December 31, 2022, and an exchange rate loss for US$18,686,000 for the year ended December 31, 2021) in the caption “Foreign currency exchange difference” in the consolidated statements of profit or loss.

See related accounting policies in Note 2.4(a).